Revenue - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Capitalized Contract Cost [Line Items]
Amounts due from related parties	$ 4,428	$ 3,484
Management and administrative services revenue | Related parties
Capitalized Contract Cost [Line Items]
Amounts due from related parties	$ 500